BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	Dec. 31, 2023 USD ($) year	Dec. 31, 2022 USD ($) year	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of non-recourse borrowings	$ (4,752)	$ (2,027)
Non-recourse borrowings	26,839	21,117
Non recourse borrowings with related parties	8	7
Total borrowings	2,650	2,299
Subscription Facility | Brookfield Renewable
Disclosure of detailed information about borrowings [line items]
Consolidated non-recourse borrowings	$ 2,626	$ 1,838
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.80%	6.20%
Term (years) | year	9	10
Notional amount	$ 27,020	$ 22,321
Estimated fair value	26,839	21,117
Add: Unamortized premiums	(11)	105	$ 160
Less: Unamortized financing fees	(140)	(124)
Current portion of non-recourse borrowings	(4,752)	(2,027)
Non-recourse borrowings	22,117	$ 20,275
Total borrowings	27,020
Non-recourse borrowings | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	4,752
Non-recourse borrowings | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,329
Non-recourse borrowings | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	3,056
Non-recourse borrowings | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,932
Non-recourse borrowings | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,157
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 12,794
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.80%	7.20%
Term (years) | year	9	10
Notional amount	$ 9,468	$ 8,813
Estimated fair value	9,292	$ 8,104
Total borrowings	9,468
Non-recourse borrowings | Hydroelectric | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	664
Non-recourse borrowings | Hydroelectric | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	691
Non-recourse borrowings | Hydroelectric | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,610
Non-recourse borrowings | Hydroelectric | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	718
Non-recourse borrowings | Hydroelectric | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	602
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 5,183
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.10%	5.40%
Term (years) | year	9	8
Notional amount	$ 6,866	$ 5,943
Estimated fair value	6,922	$ 5,824
Total borrowings	6,866
Non-recourse borrowings | Wind | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,081
Non-recourse borrowings | Wind | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	615
Non-recourse borrowings | Wind | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	731
Non-recourse borrowings | Wind | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	529
Non-recourse borrowings | Wind | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	725
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,185
Non-recourse borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.20%	5.60%
Term (years) | year	12	13
Notional amount	$ 5,868	$ 4,625
Estimated fair value	5,879	$ 4,502
Total borrowings	5,868
Non-recourse borrowings | Solar | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	954
Non-recourse borrowings | Solar | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	552
Non-recourse borrowings | Solar | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	370
Non-recourse borrowings | Solar | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	323
Non-recourse borrowings | Solar | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	639
Non-recourse borrowings | Solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,030
Non-recourse borrowings | Distributed energy & storage
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.20%	5.30%
Term (years) | year	6	8
Notional amount	$ 3,035	$ 2,593
Estimated fair value	2,963	$ 2,340
Total borrowings	3,035
Non-recourse borrowings | Distributed energy & storage | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	270
Non-recourse borrowings | Distributed energy & storage | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	471
Non-recourse borrowings | Distributed energy & storage | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	345
Non-recourse borrowings | Distributed energy & storage | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	362
Non-recourse borrowings | Distributed energy & storage | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	191
Non-recourse borrowings | Distributed energy & storage | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,396
Non-recourse borrowings | Sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.00%	5.90%
Term (years) | year	1	2
Notional amount	$ 1,783	$ 347
Estimated fair value	1,783	$ 347
Total borrowings	1,783
Non-recourse borrowings | Sustainable solutions | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,783
Non-recourse borrowings | Sustainable solutions | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	0
Non-recourse borrowings | Sustainable solutions | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	0
Non-recourse borrowings | Sustainable solutions | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	0
Non-recourse borrowings | Sustainable solutions | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	0
Non-recourse borrowings | Sustainable solutions | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0